Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Notes
Commitments and Contingencies

NOTE 8 - COMMITMENTS AND CONTINGENCIES

Employment Agreements

On March 1, 2011, the Board of Directors of the Company amended the employment agreements of Dr. Johnny R. Thomas and John C. Francis.  Each of their employment agreements provide for annual salaries of $174,000 and $150,000, respectively.

On May 16, 2013, the Company entered into employment agreements with its Chief Operating Officer and with its Chief Financial Officer which pay each of them $300,000 per year. They agreed to a reduced salary of $120,000 each for the first year.

Legal Matters

The Company is subject to litigation in the normal course of business. The Company records a liability for legal settlements when the amount is estimable and determined to be likely.

Operating Leases

The Company leases office and manufacturing facilities from unrelated parties under non-cancellable operating leases. The leases are typically five years. As of December 31, 2013, future minimum lease payments are as follows:

Year	Amount
2014	$449,532
2015	419,532
2016	409,752
2017	363,972
2018	363,972
Thereafter	3,432,000
Total	$5,438,760